CONVERTIBLE NOTES (Details - Convertible debentures) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: current portion of convertible notes, net	$ (1,396,379)	$ (2,349,677)
Convertible notes, net	251,674	897,349
Convertible Debentures [Member]
Debt Instrument [Line Items]
Loan discounts	(380,035)	(385,266)
Total convertible notes, net	1,648,053	3,247,026
Less: current portion of convertible notes, net	(1,396,379)	(2,349,677)
Convertible notes, net	251,674	897,349
Convertible Debentures [Member] | Convertible Promissory Notes Bridge Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	621,200	373,587
Convertible Debentures [Member] | Unsecured Convertible Redeemable Notes Variable Conversion Price [Member]
Debt Instrument [Line Items]
Convertible debt, gross		265,000
Convertible Debentures [Member] | Secured Convertible Notes O I D [Member]
Debt Instrument [Line Items]
Convertible debt, gross	153,250	153,250
Convertible Debentures [Member] | Senior Secured Convertible Newbridge [Member]
Debt Instrument [Line Items]
Convertible debt, gross		52,572
Convertible Debentures [Member] | Senior Secured Convertible Original T D H Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	792,846	882,175
Convertible Debentures [Member] | Senior Secured Convertible T D H Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	387,220	1,645,393
Convertible Debentures [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	$ 73,572	$ 260,315